OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Derivatives	$ 2.3	$ 10.6
Current portion of other liabilities	0.0	4.6
Non-current portion of other liabilities	2.3	6.0
Total other liabilities	$ 2.3	$ 10.6